INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Stockpiled ore	$ 1,063	$ 913
In-process inventory	15,014	20,509
Finished goods inventory	8,520	4,041
Materials and supplies	4,615	3,988
Inventory - current	29,212	29,451
Long term
Stockpiled ore	6,924	5,627
Inventory depreciation	$ 8,800	$ 9,200